Long-Term Debt	12 Months Ended
Dec. 31, 2010
Long-Term Debt [Abstract]
Long-Term Debt

19.	Long-Term Debt

The following table is a summary of long-term debt (net of unamortized original issue discount) as of December 31, 2009 and 2010:

	Korean Won (in millions)
	2010
	Interest (%)	Maturity	2009	2010

Senior
Holding Company
Won currency
Finance debentures	4.0 - 8.2	2011 - 2015	3,750,000	3,639,050

Subsidiaries
Won currency
Notes payable to government funds	2.0 - 3.0	2011 - 2020	104,130	76,968
Floating rate notes payable to government funds(1)	0.0 - 7.0	2011 - 2025	2,060,744	2,042,097
Floating rate notes payable to Seoul Municipal Government(1)	0.0 - 4.2	2011 - 2023	1,551,064	1,357,876
Floating rate notes payable to other municipal government(1)	0.0 - 6.0	2011 - 2015	1,546,721	1,330,717
Floating rate notes payable to Industrial Bank of Korea(1)	2.0 - 3.8	2011 - 2014	2,678	1,753
Notes payable to other banks	1.3 - 4.1	2011 - 2012	386,893	68,873
Floating rate notes payable to other banks(1)	0.0 - 8.3	2011 - 2012	1,041,984	1,442,558
Floating rate obligations under capital leases(1)	4.2 - 6.0	2011 - 2015	102,664	73,204
Finance debentures	3.4 - 10.5	2011 - 2039	19,646,430	13,744,087
Convertible debentures	—	—	793	—
Floating rate finance debentures(1)	3.0 - 8.5	2011 - 2023	1,268,479	1,559,133

Sub total			27,712,580	21,697,266

Foreign currencies
Notes payable to Ministry of Finance and Economics	0.5	2013	1,201	876
Notes payable to other banks	0.01 - 0.02	2011	444,423	432,318
Floating rate notes payable to other banks(1)	0.04 - 7.0	2011 - 2014	2,077,829	1,913,265
Floating rate finance debentures(1)	0.5 - 9.9	2011 - 2014	1,769,311	1,138,523
Mid-term notes	4.0 - 8.3	2011 - 2037	3,482,159	4,044,706

Sub total			7,774,923	7,529,688

Subordinated
Subsidiaries
Won currency
Finance debentures	5.3 - 10.3	2011 - 2018	2,486,432	5,037,293
Floating rate finance debentures(1)	5.8	2012	50,000	50,000

Sub total			2,536,432	5,087,293

Foreign currencies
Finance debentures	6.0 - 7.6	2014 - 2016	1,634,688	1,592,351

			1,634,688	1,592,351

Gross long-term debt			43,408,623	39,545,648

Add: Premium			—	—
Less: Discount			(68,760)	(58,719)

			43,339,863	39,486,929

(1)	Interest rates on floating rate debt are those rates in effect at December 31, 2010.

Long-term debt is predominately denominated in Won, U.S. Dollar or Japanese Yen with both fixed and floating interest rates. Floating rates are generally determined periodically by formulas based on certain money market rates tied to the six-month London Inter-Bank Offered Rate, which are reset on a monthly, semi-annual or quarterly basis, or the monthly Public Fund Prime Rate published by the Korean government. The weighted-average interest rate for long-term debt was 4.95% and 4.92% as of December 31, 2009 and 2010, respectively.

The combined aggregate amount of contractual maturities of all long-term debt as of December 31, 2010 was as follows:

Korean Won
(in millions)

Due in 2011	9,260,833
Due in 2012	9,781,234
Due in 2013	5,067,014
Due in 2014	4,403,295
Due in 2015	4,357,297
2016 and thereafter	6,675,975

39,545,648

Convertible debentures

As of December 31, 2009, the Company had convertible debentures of 793 million Won which was issued by Woori Financial. The convertible debentures were redeemed on May 4, 2010 at maturity and there were no shares issued with convertible rights and liabilities.